Note 7 - Major Classifications of Net Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Commercial And Industrial [Member]
Financing Receivable Gross	$ 60,451		$ 42,536
Less: Allowance for loan and lease losses	484	$ 583	867	$ 610	$ 493	$ 642
Real Estate Construction Porfolio Segment [Member]
Financing Receivable Gross	16,039		22,137
Less: Allowance for loan and lease losses	159	247	276	363	494	868
Real Estate Mortgage Portfolio Segment [Member] | Residential Loan [Member]
Financing Receivable Gross	251,553		232,478
Less: Allowance for loan and lease losses	2,788	2,716	3,139	3,347	3,459	3,703
Real Estate Mortgage Portfolio Segment [Member] | Commercial Loans [Member]
Financing Receivable Gross	247,176		231,701
Less: Allowance for loan and lease losses	2,909	2,783	2,078	1,978	1,958	1,576
Consumer Portfolio Segment [Member]
Financing Receivable Gross	4,497		4,858
Less: Allowance for loan and lease losses	26	28	25	48	43	57
Financing Receivable Gross	579,716		533,710
Less: Allowance for loan and lease losses	6,366	$ 6,357	6,385	$ 6,346	$ 6,447	$ 6,846
Net loans	$ 573,350		$ 527,325